Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 202,346	¥ 196,025
Fair value of plan assets	81,159	77,735
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	196,454	190,028
Fair value of plan assets	¥ 81,159	¥ 77,735